CONSOLIDATED AND COMBINED STATEMENTS OF CASH FLOWS - Centennial Resource Production, LLC (Centennial OpCo) and Celero Energy Company, L.P. - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities
Net (loss) income	$ (38,325)	$ 17,788	$ 3,612
Adjustments to reconcile net loss to net cash provided by operating activities:
Accretion of asset retirement obligations	139	156	358
Depreciation, depletion, amortization	89,945	68,954	28,927
Non cash incentive compensation expense		12,420
Abandonment expense and impairment of unproved properties	7,619	20,025	8,524
Write-off of deferred S-1 related expense	1,585
Deferred tax (benefit) expense	(572)	1,524	1,079
(Gain) loss on sale of oil and natural gas properties	(2,439)	2,096	(16,756)
(Gain) loss on derivative instruments	(20,756)	(41,943)	4,410
Net cash received for derivative settlements	35,493	4,611	(12,651)
Payment of derivative contract premiums			(994)
Recovery of bad debt		(777)	1,128
Amortization of debt issuance costs	482	316	210
Change in operating assets and liabilities:
Decrease (increase) in accounts receivable	5,244	(6,322)	(1,016)
Increase in prepaid and other assets	(864)	(79)	(2,054)
(Decrease) increase in accounts payable and other liabilities	(8,669)	18,479	(1,361)
Net cash provided by operating activities	68,882	97,248	13,416
Cash flows form investing activities
Acquisition of oil and natural gas properties	(43,223)	(22,167)	(27,412)
Development of oil and natural gas properties	(156,006)	(275,683)	(146,463)
Purchase of other property and equipment	(2,097)	(453)	(543)
Proceeds from sales of oil and natural gas properties	2,691	72,382	46,316
Development of assets held for sale		(14,240)	(37,915)
Proceeds from sale of Atlantic Midstream, net of cash sold		71,781
Change in cash held in escrow		5,000	29,500
Net cash used by investing activities	(198,635)	(163,380)	(136,517)
Cash flows from financing activities
Proceeds from revolving credit facility	92,000	196,000	57,000
Repayment of revolving credit facility	(83,000)	(160,000)	(28,000)
Financing obligation	(1,633)
Capital contributions	111,396	59,776	114,859
Debt issuance costs	(259)	(1,637)	(471)
Repurchase of equity		(119,272)	(21,102)
Capital distribution			(4,238)
Proceeds from term loan		65,000
Distribution in connection with common control acquisition		(3,051)
Contributions received from noncontrolling interest		150	694
Net cash provided by the financing activities	118,504	36,966	118,742
Net decrease in the cash and cash equivalents	(11,249)	(29,166)	(4,359)
Cash and cash equivalents, beginning of period	13,017	42,183	46,542
Cash and cash equivalents, end of period	1,768	13,017	42,183
Supplemental cash flow information
Cash paid for interest	5,782	1,935	232
Supplemental noncash activity
Accrued capital expenditures included in accounts payable and accrued expenses	13,124	$ 81,510	5,099
Owners' promissory note receivable			$ 3,399
Financing obligation	$ 3,770